Stock Compensation Plans (Details) (USD $)	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Stock options authorized and available for future grant [Roll Forward]
Outstanding shares at beginning of period (in shares)	0
Newly authorized shares under the Omnibus Plan	40,000,000
Total shares transferred from former plans	20,426,181
Granted (in shares)	(5,642,763)
Forfeited (in shares)	104,087
Plan termination	1,566,994
Outstanding shares at end of period (in shares)	56,454,499	0
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized under Omnibus Plan	60,400,000
Newly authorized shares under the Omnibus Plan	40,000,000
Shares previously available under the Executive Stock Option Plan	9,300,000
Shares previously available under the Long Term Performance Incentive Plan	3,200,000
Shares previously available under the Broad Based Employee Stock Option Plan	7,900,000
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	0
Granted (in shares)	(5,642,763)
Exercised (in shares)	(14,281,816)
Forfeited (in shares)	104,087
Outstanding shares at end of period (in shares)	56,454,499	0
Exercisable at end of period (in shares)	19,288,591
Weighted Average Price [Roll Forward]
Exercised (in dollars per share)	$ 33.07
Exercisable at end of period (in dollars per share)	$ 36.40
Number of options granted in period	8,629,392
Total stock based compensation expense for the period	$ 104,000,000	$ 99,000,000	$ 135,000,000
Grant date fair value	$ 35.86
Dividend yield (in hundredths)	2.44%	2.90%	1.94%
Average life of option (in years)	7 years	7 years 10 months 24 days	7 years 2 months 12 days
The value of the annual stock grant made to directors after November 1, 2009	170,000
Number of shares each nonemployee director was granted (in shares)	4,789	4,788	4,552
Number of options granted in period	8,629,392
Outstanding stock options [Roll Forward]
Outstanding at beginning of period (in shares)	50,035,969
Granted (in shares)	8,629,392
Exercised (in shares)	(14,281,816)
Expired/Forfeited (in shares)	(3,167,372)
Outstanding at end of period (in shares)	41,216,173	50,035,969
Vested or expected to vest at end of period (in shares)	21,174,374
Exercisable at end of period (in shares)	19,288,591
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 34.18
Granted (in dollars per share)	$ 35.86
Exercised (in dollars per share)	$ 33.07
Expired/Forfeited (in dollars per share)	$ 37.13
Outstanding at end of period (in dollars per share)	$ 34.69	$ 34.18
Vested or expected to vest at end of period (in dollars per share)	$ 33.32
Exercisable at end of period (in dollars per share)	$ 36.40
Remaining Contractual Terms [Roll Forward]
Outstanding at beginning of period	5 years 7 months 6 days
Outstanding at end of period	5 years 7 months 6 days
Vested or expected to vest at end of period	8 years 4 days
Exercisable at end of period	4 years 14 days
Aggregate Intrinsic Value (Roll Forward]
Outstanding at beginning of period	175,000,000
Outstanding at end of period	548,000,000	175,000,000
Vested or expected to vest at end of period	312,000,000
Exercisable at end of period	228,000,000
Intrinsic value for options exercised	159,000,000	22,000,000	33,000,000
Fair value of options vested	51,000,000	125,000,000	58,000,000
Cash received from the exercise of options	471,000,000	89,000,000
Related tax benefit realized	$ 60,000,000	$ 8,000,000
Option Pricing Model Assumptions [Abstract]
Risk-free interest rate (in hundredths)	1.15%	1.73%	2.12%
Average life of option (in years)	7 years	7 years 10 months 24 days	7 years 2 months 12 days
Volatility (in hundredths)	24.94%	27.02%	28.08%
Dividend yield (in hundredths)	2.44%	2.90%	1.94%
Weighted-average grant-date fair value granted at market price (in dollars per share)	$ 6.75	$ 8.08	$ 8.12
Employee Stock Purchase Plan 1982 [Member]
Weighted Average Price [Roll Forward]
Number of options that may be granted under this plan (in shares)	94,000,000
Percentage of the fair market value that the plan permits eligible employees to purchase common stock	90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	14,400,000
Walgreen Co. Omnibus and former Restricted Stock Unit Award Program [Member]
Stock options authorized and available for future grant [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,810,551
Granted (in shares)	2,600,429
Forfeited (in shares)	(228,406)
Outstanding shares at end of period (in shares)	3,497,838
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,810,551
Granted (in shares)	2,600,429
Dividends (in shares)	88,921
Forfeited (in shares)	(228,406)
Vested or expected to vest at end of period (in shares)	(773,657)
Outstanding shares at end of period (in shares)	3,497,838
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 34.04
Granted (in dollars per share)	$ 44.07
Dividends (in dollars per share)	$ 0
Forfeited (in dollars per share)	$ 37.90
Vested or expected to vest at end of period (in dollars per share)	$ 28.68
Outstanding at end of period (in dollars per share)	$ 41.57
Outstanding stock options [Roll Forward]
Dividends (in shares)	88,921
Weighted Average Price [Roll Forward]
Dividends (in dollars per share)	$ 0
Walgreen Co. Omnibus and former Performance Share Program [Member]
Stock options authorized and available for future grant [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,980,027
Granted (in shares)	998,020
Forfeited (in shares)	(170,415)
Outstanding shares at end of period (in shares)	2,217,610
Outstanding shares [Roll Forward]
Outstanding shares at beginning of period (in shares)	1,980,027
Granted (in shares)	998,020
Forfeited (in shares)	(170,415)
Vested or expected to vest at end of period (in shares)	(590,022)
Outstanding shares at end of period (in shares)	2,217,610
Weighted Average Price [Roll Forward]
Outstanding at beginning of period (in dollars per share)	$ 32.57
Granted (in dollars per share)	$ 35.66
Forfeited (in dollars per share)	$ 34.64
Vested or expected to vest at end of period (in dollars per share)	$ 35.63
Outstanding at end of period (in dollars per share)	$ 32.99